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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL FILING UNDER RULE 24F-2
                     OF THE INVESTMENT COMPANY ACT OF 1940

            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1.    Name and address of issuer.

                    American General Life Insurance Company
                             Separate Account VL-R
                             2727-A Allen Parkway
                             Houston, Texas 77019

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2.    The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

      AIM Variable Insurance Funds, Inc. International Equity Fund; AIM Variable Insurance Funds, Inc. Value Fund; American General Series Portfolio Company International Equities Fund; American General Series Portfolio Company MidCap Index Fund; American General Series Portfolio Company Money Market Fund; American General Series Portfolio Company Stock Index Fund; Dreyfus Variable Investment Fund Quality Bond Portfolio; Dreyfus Variable Investment Fund Small Cap Portfolio; MFS Variable Insurance Trust Emerging Growth Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Equity Growth Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. High Yield Portfolio; Putnam Variable Trust Diversified Income Fund; Putnam Variable Trust Growth and Income Fund; Putnam Variable Trust International Growth and Income Fund; SAFECO Resource Series Trust Equity Portfolio; SAFECO Resource Series Trust Growth Portfolio; Van Kampen Life Investment Trust Strategic Stock Portfolio; BT Insurance Funds Trust Equity 500 Index Fund; BT Insurance Funds Trust EAFE Equity Index Fund; Royce Capital Fund Total Return Fund
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3.    Investment Company Act File Number:    811-08561



      Securities Act file Number:  333-42567, 333-53909
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4.(a) Last day of fiscal year for which this Form is filed:  12/31/98


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4.(b) [_] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).



Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.
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4.(c) [_] Check box if this is the last time the issuer will be filing this
          Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                 $  9,804,823
                                                                    ------------
      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:         $  701,022
                                                         ------------
      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to
             reduce registration fees payable
             to the Commission:                          $   0
                                                         ------------
      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                          $   701,022
                                                                    -----------
      (v)    Net sales -- if Item 5(i) is greater                   $ 9,103,801
             than Item 5(iv) [subtract Item 5(iv)                   -----------
             from Item 5(i)]:

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      (vi)   Redemption credits available for            $(   N/A    )
             use in future years - if Item 5(i) is less ------------ than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

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      (vii)  Multiplier for determining registration fee            x    1/3597
             (See Instruction C.8):                                 -----------

      (viii) Registration fee due [multiply Item 5(v) by            =$ 2,530.94
             Item 5(vii)] (enter "0" if no fee is due):             ===========

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6.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$      N/A
                                                                    ===========

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7.  Total of the amount of the registration fee due plus any interest due
    [Item 5(vii) plus Item 6]:
                                                                    =$ 2,530.94
                                                                    ===========

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8.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository :   February 25, 1999
                                      ---------------------
    Account Number:    9108739
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    Method of Delivery:
      [X]  Wire Transfer
      [_]  Mail or other means

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                                  SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY (Signature and Title)   /s/  PHILIP K. POLKINGHORN
                           -----------------------------------
                                Philip K. Polkinghorn
                                Executive Vice President
                                and Chief Financial Officer

Date    February 26, 1999
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